GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
5.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The carrying amount of goodwill by reportable segment is as follows:

(Amounts in thousands)	Domestic	International	Total
Balance at March 31, 2014	$85,702	$595	$86,297
Currency translation	—	(17)	(17)

Balance at September 30, 2014	$85,702	$578	$86,280

Intangible Assets

Intangible assets as of March 31, 2014 and September 30, 2014 consisted of the following:

(Amounts in thousands)	March 31, 2014			September 30, 2014
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Definite-lived intangible assets
Developed technology	40,579	(22,588)	17,991	40,579	(24,497)	16,082
Customer lists	39,252	(22,079)	17,173	39,252	(24,530)	14,722
Patents	6,175	(2,921)	3,254	6,338	(3,235)	3,103
Contract agreements	11,493	(4,280)	7,213	11,493	(5,256)	6,237
Trademarks	12,857	(4,294)	8,563	12,857	(4,723)	8,134

Total definite-lived intangible assets	110,356	(56,162)	54,194	110,519	(62,241)	48,278
Indefinite-lived intangible assets
Trademarks	11,990	—	11,990	11,988	—	11,988

Total intangible assets	122,346	(56,162)	66,184	122,507	(62,241)	60,266

The following table sets forth amortization expense for the six months ended September 30, 2013 and 2014, respectively:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Amortization expense	$9,382	$9,087

6.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The carrying amount of goodwill by reportable segment is as follows:

(Amounts in thousands)	Domestic	International	Total
Balance at April 1, 2012	$85,702	$—	$85,702
Acquisitions	—	532	532
Currency translation	—	25	25

Balance at March 31, 2013	85,702	557	86,259
Currency translation	—	38	38

Balance at March 31, 2014	$85,702	$595	$86,297

Intangible Assets

As discussed in Note 1, in April 2011, the Company recharacterized the Hancor trademark previously classified as indefinite lived since 2005, to definite lived based on management’s decision to discontinue the use of the trademark over the next 15 years.

Intangible assets as of the fiscal years ended March 31, 2013 and 2014 consisted of the following:

(Amounts in thousands)	2013			2014
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Definite-lived intangible assets
Developed technology	$40,579	$(18,773)	$21,806	$40,579	$(22,588)	$17,991
Customer lists	39,252	(17,178)	22,074	39,252	(22,079)	17,173
Patents	5,669	(2,293)	3,376	6,175	(2,921)	3,254
Contract agreements	11,493	(2,320)	9,173	11,493	(4,280)	7,213
Trademarks	12,857	(2,585)	10,272	12,857	(4,294)	8,563

Total definite-lived intangible assets	109,850	(43,149)	66,701	110,356	(56,162)	54,194
Indefinite-lived intangible assets
Trademarks	12,016	—	12,016	11,990	—	11,990

Total intangible assets	$121,866	$(43,149)	$78,717	$122,346	$(56,162)	$66,184

The following table presents the weighted average amortization period for definite-lived intangible assets at March 31, 2014:

Weighted Average Amortization Period (in years)
Definite-lived intangible assets
Developed technology	10.7
Customer lists	8.4
Patents	8.9
Contract agreements	6.8
Trademarks	15.0

The following table sets forth amortization expense in each of the fiscal years ended March 31:

(Amounts in thousands)	2012	2013	2014
Amortization expense	$13,429	$18,115	$18,622

The following table presents the future intangible asset amortization expense based on existing intangible assets at March 31, 2014:

	Fiscal Year
(Amounts in thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Amortization Expense	$11,361	$9,192	$8,216	$7,274	$5,858	$12,293	$54,194